Significant equity transactions, mergers and acquisitions and investments - Local Services Holdco (Details) - Local Services Holdco ¥ in Millions, $ in Millions	1 Months Ended
	Jan. 31, 2021 USD ($)	May 31, 2020 USD ($)	May 31, 2020 CNY (¥)
Equity transactions, mergers and acquisitions and investments
Cash consideration for additional equity interest acquired	$ 1,500	$ 450	¥ 3,197
Increase in noncontrolling interests			¥ 467
Equity interest held (as a percentage)	73.00%	73.00%	73.00%